Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
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Other Financial Assets and Liabilities
7.	Other Financial Assets and Liabilities
Details of other financial assets and liabilities as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Other financial assets
Financial assets at amortized cost 1	￦	484,271	￦	441,804
Financial assets at fair value through profit or loss 1,2		777,685		632,324
Financial assets at fair value through other comprehensive income		326,157		557,342
Derivative used for hedging		29,843		58,576
Less: Non-current		(623,176)		(821,658)

Current	￦	994,780	￦	868,388

Other financial liabilities
Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss	￦	99,330	￦	129,945
Derivatives used for hedging		7,758		38
Less: Non-current		57,308		20,096
Current		(163,454)		(149,136)

Other financial assets	￦	942	￦	943

1
As at December 31, 2019, the Group’s other financial assets amounting to
￦
91,445 million (2018:
￦
60,978 million), which consist of checking account deposits and payment guarantee, are subject to withdrawal restrictions.

2	As at December 31, 2019, MMW(Money Market Wrap) and MMT(Money Market Trust) amounting to ￦ 406,062 million (2018: ￦ 610,862 million) is included in other financial assets.
Details of financial assets at fair value through profit or loss as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Equity Instruments (Listed)	￦	121	￦	232
Equity Instruments (Unlisted)		62,911		90,357
Debt securities		714,653		541,657

Derivatives held for trading		—		78

Total		777,685		632,324
Less: non-current		(269,148)		(219,026)

Current	￦	508,537	￦	413,298

The maximum exposure of debt instruments of financial assets recognized at fair value through profit or loss to credit risk is carrying amount as at December 31, 2019.

Investment in Korea Software Financial Cooperative amounting to
￦
1,849 million is provided as collateral.
Details of financial assets at fair value through other comprehensive income as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Equity Instruments (Listed)	￦	8,861	￦	6,738
Equity Instruments (Unlisted)		310,387		543,518
Debt securities		6,909		7,086

Total		326,157		557,342
Less: non-current		(326,157)		(556,147)

Current	￦	—	￦	1,195

Upon disposal of these equity investments, any balance within the accumulated other comprehensive income for these equity investments is not classified to profit or loss, but to retained earnings. Upon disposal of debt investments, remaining balance of the accumulated other comprehensive income of debt instruments is reclassified to profit or loss.
Derivatives used for hedge as at December 31, 2018 and 2019, are as follows:

	December 31, 2018				December 31, 2019
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap 1	￦	—	￦	599	￦	—	￦	1,464
Currency swap 2		29,843		54,074		55,569		18,632
Currency forwards 3		—		2,635		3,007		—

Total		29,843		57,308		58,576		20,096
Less: non-current		(4,732)		(56,366)		(28,304)		(19,177)

Current	￦	25,111	￦	942	￦	30,272	￦	919

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the bond.
2
The currency swap contract is to hedge the risk of variability in cash flow from the bond. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.
The full value of a hedging derivative is classified as a
non-current
asset or liability if the remaining maturity of the hedged item is more than 12 months and, as a current asset or liability, if the maturity of the hedged item is less than 12 months.

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017						2018						2019
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1		Valuation gain		Valuation loss		Other comprehensive income 1
Interest rate swap	￦	38	￦	—	￦	637	￦	192	￦	—	￦	(488)	￦	—	￦	45	￦	(963)
Currency swap		19		187,468		(146,752)		58,912		2,045		22,139		72,417		15,784		87,626
Currency forwards		—		22,114		(393)		7,201		—		—		4,858		—		4,858

Total	￦	57	￦	209,582	￦	(146,508)	￦	66,305	￦	2,045	￦	21,651	￦	77,275	￦	15,829	￦	91,521

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.
The ineffective portion recognized in profit or loss on the cash flow hedge is valuation gain of
￦
4,181 million for the current period (2017: valuation loss of
￦
1,961 million, 2018: valuation gain of
￦
263 million).
Details of financial liabilities at fair value through profit or loss as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	￦	7,758	￦	38
The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017				2018			2019
	Valuation gain		Valuation loss		Valuation gain	Valuation loss		Valuation gain		Valuation loss
Derivative liabilities held for trading	￦	—	￦	3,078	￦	￦	2,707	￦	78	￦	2,014